SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 206,629	$ 192,583
Public Company Shares [Member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	71,429
Private Company Shares [Member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 135,200